Risk Report - Credit Risk Exposure - Parenthetical Information Credit Exposure (Detail:Text Values) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Credit Exposure [Abstract]
Credit derivative notional sold and credit derivative notional bought protection, not included in Maximum exposure to credit risk	€ 491,407.0	€ 395,636.0
Traded bonds included in "Trading assets"	€ 85,500.0	€ 83,500.0
Of which: [Abstract]
Investment-Grade in % (more than)	83.00%	84.00%
Stage 3 and stage 3 POCI loans at amortized cost	€ 12,400.0	€ 11,900.0
Stage 3 and stage 3 POCI loans at fair value through OCI	28.1	90.3
Stage 3 and stage 3 POCI off-balance sheet exposure	2,600.0	2,600.0
Stage 3 and stage 3 POCI debt securities at amortized cost	368.2	360.4
Stage 3 and stage 3 POCI debt securities at fair value through OCI	€ 15.8	€ 15.1